UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 8/31

Date of reporting period: 11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Meritage Growth Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.22%
Consumer Discretionary — 19.16%
Amazon.com, Inc. *	896	$672,511
Helen of Troy Ltd. *	3,830	325,933
Home Depot, Inc./The	5,240	678,056
Omnicom Group, Inc.	4,525	393,403
Priceline Group, Inc./The *	360	541,325
Thor Industries, Inc.	3,140	315,790
TJX Cos., Inc./The	5,835	457,114

		3,384,132

Consumer Staples — 4.28%
Colgate-Palmolive Co.	4,475	291,904
Dr. Pepper Snapple Group, Inc.	5,350	464,059

		755,963

Financials — 3.07%
Aon PLC	2,170	247,597
Everest Re Group Ltd.	1,396	293,928

		541,525

Health Care — 14.14%
Amgen, Inc.	2,141	308,454
Danaher Corp.	4,322	337,851
Gilead Sciences, Inc.	5,335	393,189
Intuitive Surgical, Inc. *	321	206,640
Johnson & Johnson	4,875	542,587
McKesson Corp.	1,565	225,063
Mettler-Toledo International, Inc. *	636	262,045
United Therapeutics Corp. *	1,755	220,446

		2,496,275

Industrials — 7.05%
Acuity Brands, Inc.	1,847	464,354
AMETEK, Inc.	4,535	214,732
Deluxe Corp.	5,475	370,657
Snap-on, Inc.	1,170	195,624

		1,245,367

See accompanying notes which are an integral part of these schedules of investments.

Meritage Growth Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Information Technology — 38.52%
Alphabet, Inc., Class A *	975	$756,483
Apple, Inc.	7,684	849,236
Applied Materials, Inc.	7,370	237,314
Cisco Systems, Inc.	13,035	388,704
Citrix Systems, Inc. *	2,695	233,737
Coherent, Inc. *	3,270	426,735
F5 Networks, Inc. *	2,265	318,799
Fiserv, Inc. *	3,880	405,926
Flex Ltd. *	15,800	224,992
II-VI, Inc. *	7,080	213,816
MasterCard, Inc., Class A	4,485	458,367
MaxLinear, Inc., Class A *	11,520	235,354
Microsoft Corp.	3,635	219,045
NICE-Systems Ltd. ADR	4,995	328,621
NVIDIA Corp.	8,385	773,097
Red Hat, Inc. *	2,845	225,068
Tessera Holding Corp.	5,850	231,660
Ubiquiti Networks, Inc. *	4,895	273,924

		6,800,878

Total Common Stocks (Cost $12,728,103)		15,224,140

Exchange-Traded Funds — 8.22%
Consumer Staples Select Sector SPDR Fund	12,970	656,023
Financial Select Sector SPDR Fund	12,065	271,583
iShares Russell 1000 Growth ETF	5,030	522,969

		1,450,575

Total Exchange-Traded Funds (Cost $1,451,632)		1,450,575

Money Market Securities — 5.57%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.25% (a)	983,771	983,771

Total Money Market Securities (Cost $983,771)		983,771

Total Investments – 100.01% (Cost $15,163,506)		17,658,486

Liabilities in Excess of Other Assets – (0.01)%		(1,963)

NET ASSETS – 100.00%		$17,656,523

(a)	Rate disclosed is the seven day effective yield as of November 30, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.33%
Consumer Discretionary — 3.11%
Big Lots, Inc.	2,920	$147,781
Michael Kors Holdings Ltd. *	5,540	257,555

		405,336

Consumer Staples — 5.96%
CVS Health Corp.	4,680	359,845
Ingredion, Inc.	1,580	185,460
Pilgrim’s Pride Corp.	13,135	231,307

		776,612

Energy — 9.56%
Chevron Corp.	4,465	498,115
Royal Dutch Shell PLC ADR	9,185	469,353
World Fuel Services Corp.	6,285	279,431

		1,246,899

Financials — 26.32%
Aspen Insurance Holdings Ltd.	5,820	296,529
Berkshire Hathaway, Inc., Class B *	2,354	370,614
Fidelity & Guaranty Life	5,770	136,172
Goldman Sachs Group, Inc./The	1,062	232,886
Horace Mann Educators Corp.	7,160	287,474
Prudential Financial, Inc.	3,550	357,130
Reinsurance Group of America, Inc.	3,340	407,647
State Street Corp.	4,800	378,240
Torchmark Corp.	4,747	332,717
Unum Group	5,995	253,409
Voya Financial, Inc.	9,750	378,983

		3,431,801

Health Care — 10.85%
Aetna, Inc.	2,475	323,829
Biogen, Inc. *	886	260,546
Cigna Corp.	1,890	254,659
ICON PLC *	3,410	257,932
UnitedHealth Group, Inc.	2,010	318,223

		1,415,189

Industrials — 10.29%
EnerSys	5,270	419,387
Raytheon Co.	2,000	299,080
Southwest Airlines Co.	6,130	285,719
Spirit AeroSystems Holdings, Inc. *	5,805	338,141

		1,342,327

Information Technology — 8.92%
Check Point Software Technologies Ltd. *	3,080	253,576
Juniper Networks, Inc.	5,700	156,978
Synopsys, Inc. *	3,465	209,563
Teradata Corp. *	8,115	217,888
Teradyne, Inc.	6,765	164,931
WNS Holdings Ltd. ADR *	6,395	160,067

		1,163,003

Materials — 1.11%
Innospec, Inc.	2,210	145,197

See accompanying notes which are an integral part of these schedules of investments.

Meritage Value Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Real Estate — 2.17%
Welltower, Inc.	4,510	$283,138

Utilities — 8.04%
Ameren Corp.	6,390	313,877
Entergy Corp.	4,725	324,749
Exelon Corp.	12,585	409,138

		1,047,764

Total Common Stocks (Cost $9,612,513)		11,257,266

Exchange-Traded Funds — 9.39%
iShares Russell 1000 Value ETF	3,055	335,775
Materials Select Sector SPDR Fund	3,970	198,262
SPDR S&P Regional Banking ETF	3,980	208,592
Vanguard REIT ETF	3,045	244,788
Vanguard Telecommunication Services ETF	2,525	237,199

		1,224,616

Total Exchange-Traded Funds (Cost $1,148,638)		1,224,616

Money Market Securities — 6.11%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.25% (a)	797,322	797,322

Total Money Market Securities (Cost $797,322)		797,322

Total Investments – 101.83% (Cost $11,558,473)		13,279,204

Liabilities in Excess of Other Assets – (1.83)%		(239,026)

NET ASSETS – 100.00%		$13,040,178

(a)	Rate disclosed is the seven day effective yield as of November 30, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 88.21%
Consumer Discretionary — 8.83%
Gannett Co., Inc.	88,840	$847,534
Garmin Ltd.	18,390	959,222
Kohl’s Corp.	16,710	899,499
Staples, Inc.	68,770	665,006

		3,371,261

Consumer Staples — 9.87%
Altria Group, Inc.	15,135	967,581
Philip Morris International, Inc.	9,020	796,286
Reynolds American, Inc.	20,487	1,108,347
Universal Corp.	16,320	898,416

		3,770,630

Energy — 12.64%
BP PLC ADR	24,695	864,572
Columbia Pipeline Partners LP (a)	26,405	452,846
Enterprise Products Partners LP (a)	29,235	758,064
Repsol SA ADR	69,810	937,548
Total SA ADR	15,035	716,568
Valero Energy Corp.	17,845	1,098,538

		4,828,136

Financials — 14.25%
AllianceBernstein Holding LP (a)	32,145	726,477
Ares Capital Corp. (b)	40,715	653,069
Banco Latinoamericano de Comercio Exterior SA, Class E	21,690	617,731
Federated Investors, Inc., Class B	20,610	566,569
Invesco Ltd.	28,095	879,654
Maiden Holdings Ltd.	45,010	693,154
Old Republic International Corp.	39,245	701,308
Solar Capital Ltd. (b)	29,870	604,868

		5,442,830

Health Care — 3.91%
Merck & Co., Inc.	13,015	796,388
Pfizer, Inc.	21,645	695,670

		1,492,058

Industrials — 5.22%
Boeing Co./The	4,535	682,790
Eaton Corp. PLC	9,710	645,812
Lockheed Martin Corp.	2,515	667,104

		1,995,706

Information Technology — 6.93%
HP, Inc.	57,240	881,496
International Business Machines Corp.	4,733	767,787
QUALCOMM, Inc.	14,640	997,423

		2,646,706

Materials — 4.87%
Domtar Corp.	21,100	828,597
Lyondellbasell Industries NV, Class A	11,440	1,033,261

		1,861,858

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Real Estate — 5.49%
Highwoods Properties, Inc.	7,970	$383,038
Medical Properties Trust, Inc.	54,230	646,422
Omega Healthcare Investors, Inc.	21,890	644,879
VEREIT, Inc.	51,190	424,365

		2,098,704

Telecommunication Services — 10.13%
AT&T, Inc.	27,360	1,056,917
BCE, Inc. ADR	23,075	994,071
CenturyLink, Inc.	33,870	796,622
Verizon Communications, Inc.	20,507	1,023,299

		3,870,909

Utilities — 6.07%
Entergy Corp.	11,045	759,123
National Grid PLC ADR	15,535	886,582
Public Service Enterprise Group, Inc.	16,320	674,179

		2,319,884

Total Common Stocks (Cost $30,957,207)		33,698,682

Preferred Stocks — 1.42%
Financials — 1.42%
Charles Schwab Corp./The, Series D, 5.95%	21,645	541,125

Total Preferred Stocks (Cost $551,472)		541,125

Convertible Preferred Stocks — 5.00%
Health Care — 2.03%
Anthem, Inc., 5.25%	16,710	775,511

Industrials — 0.96%
Stericycle, Inc., 5.25%	5,990	368,145

Utilities — 2.01%
Exelon Corp., 6.50%	16,715	766,383

Total Convertible Preferred Stocks (Cost $1,931,543)		1,910,039

See accompanying notes which are an integral part of these schedules of investments.

Meritage Yield-Focus Equity Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 4.92%
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class, 0.25% (c)	1,879,738	$1,879,738

Total Money Market Securities (Cost $1,879,738)		1,879,738

Total Investments – 99.55% (Cost $35,319,960)		38,029,584

Other Assets in Excess of Liabilities – 0.45%		171,417

NET ASSETS – 100.00%		$38,201,001

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Rate disclosed is the seven day effective yield as of November 30, 2016.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of these schedules of investments.

At November 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Meritage Growth Equity Fund	$15,181,508	$2,816,719	$(339,741)	$2,476,978
Meritage Value Equity Fund	11,600,877	1,801,165	(122,838)	1,678,327
Meritage Yield-Focus Equity Fund	35,737,707	3,298,663	(1,006,786)	2,291,877

Meritage Funds

Related Notes to the Schedule of Investments

November 30, 2016

(Unaudited)

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income—The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements—Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2016

(Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board-approved policies, the Funds rely on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by a Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when a Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation procedures, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Meritage Funds

Related Notes to the Schedule of Investments – (continued)

November 30, 2016

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2016:

Valuation Inputs

	Level 1	Level 2	Level 3	Total
Growth Equity Fund
Common Stocks *	$15,224,140	$—	$—	$15,224,140
Exchange-Traded Funds	1,450,575	—	—	1,450,575
Money Market Securities	983,771	—	—	983,771

Total	17,658,486	—	—	17,658,486

Value Equity Fund
Common Stocks *	11,257,266	—	—	11,257,266
Exchange-Traded Funds	1,224,616	—	—	1,224,616
Money Market Securities	797,322	—	—	797,322

Total	13,279,204	—	—	13,279,204

Yield-Focus Equity Fund
Common Stocks *	33,698,682	—	—	33,698,682
Preferred Stocks	541,125	—	—	541,125
Convertible Preferred Stocks	1,910,039	—	—	1,910,039
Money Market Securities	1,879,738	—	—	1,879,738

Total	38,029,584	—	—	38,029,584

*	Refer to Schedule of Investments for Industry classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of November 30, 2016 based on input levels assigned at August 31, 2016.

Preserver Alternative Opportunities Fund

Schedule of Investments

November 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 40.21%
Consumer Discretionary — 4.56%
adidas AG	800	$117,846
CBS Corp., Class B	2,300	139,656
Luxottica Group SpA ADR	2,000	104,300
Pandora A/S	770	91,629
TEGNA, Inc.	4,100	91,963

		545,394

Consumer Staples — 2.00%
Calbee, Inc.	2,500	77,893
Henkel AG & Co. KGaA	800	81,450
Kroger Co.	2,500	80,750

		240,093

Energy — 2.02%
Enterprise Products Partners LP (a)	4,100	106,313
NGL Energy Partners LP (a)	5,000	92,750
Scorpio Tankers, Inc.	10,000	42,300

		241,363

Financials — 13.86%
Alaris Royalty Corp.	5,000	83,563
AURELIUS SE & Co. KGaA	1,800	103,773
Berkshire Hathaway, Inc., Class B *	800	125,952
Blackstone Group LP/The (a)	6,700	172,458
Brookfield Asset Management, Inc.	3,500	116,550
Burford Capital Ltd.	45,000	264,289
Charles Schwab Corp./The	4,000	154,640
Chubb Ltd.	850	108,800
Deutsche Wohnen AG	6,000	184,782
Fidus Investment Corp. (b)	6,000	97,080
First Republic Bank	1,800	147,420
Willis Towers Watson PLC	800	99,496

		1,658,803

Health Care — 3.12%
Abcam PLC	12,000	124,367
Align Technology, Inc. *	900	83,745
Danaher Corp.	900	70,353
UnitedHealth Group, Inc.	600	94,992

		373,457

Industrials — 5.74%
Air Transport Services Group, Inc. *	7,000	113,400
FedEx Corp.	500	95,835
Fortress Transportation & Infrastructure Investors LLC	5,000	67,000
Macquarie Infrastructure Corp.	1,600	131,104
Sydney Airport	14,000	64,905
Thales SA	2,200	214,801

		687,045

Information Technology — 2.36%
Amano Corp.	4,000	67,086
Nippon Ceramic Co. Ltd.	4,500	82,866
Smart Metering Systems PLC	20,000	132,973

		282,925

Materials — 0.62%
Stella-Jones, Inc.	2,200	73,912

See accompanying notes which are an integral part of this schedule of investments.

Real Estate — 5.93%
Digital Realty Trust, Inc.	900	83,097
Education Realty Trust, Inc.	2,000	81,200
Jernigan Capital, Inc.	5,000	99,450
Kennedy-Wilson Holdings, Inc.	5,000	106,750
Monmouth Real Estate Investment Corp.	8,700	122,148
NorthWest Healthcare Properties Real Estate Investment Trust	15,305	110,404
Weyerhaeuser Co.	3,470	106,980

		710,029

Total Common Stocks (Cost $4,493,050)		4,813,021

Preferred Stocks — 3.89%
Energy — 0.86%
Kinder Morgan, Inc., Series A, 9.75%	2,100	103,236

Health Care — 1.15%
AdCare Health Systems, Inc., Series A, 10.88%	3,000	65,325
Allergan PLC, Series A, 5.50%	100	71,700

		137,025

Industrials — 1.46%
Arconic, Inc., Series 1, 5.38%	3,200	101,280
Stericycle, Inc., 5.25%	1,200	73,752

		175,032

Real Estate — 0.42%
Invesco Mortgage Capital, Inc., Series A, 7.75%	2,000	49,860

Total Preferred Stocks (Cost $491,877)		465,153

Corporate Bonds — 14.23%

	Principal Amount
Consumer Discretionary — 1.86%
International Game Technology, 5.35%, 10/15/2023	$120,000	117,300
Ruby Tuesday, Inc., 7.63%, 5/15/2020	110,000	105,325

		222,625

Energy — 3.02%
Crestwood Midstream Partners LP, 6.00%, 12/15/2020	100,000	102,250
Genesis Energy LP, 6.75%, 8/1/2022	100,000	102,750
Western Refining, Inc., 6.25%, 4/1/2021	150,000	156,480

		361,480

Financials — 1.66%
Stifel Financial Corp., 4.25%, 7/18/2024	200,000	198,252

Industrials — 5.17%
American Airlines, Inc., Pass Through Certificates, Series 2013-2, Class B, 5.60%, 7/15/2020 (c)	157,718	163,040
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/2022	120,000	120,375
Terex Corp., 6.00%, 5/15/2021	100,000	101,625
Timken Co./The, 3.88%, 9/1/2024	100,000	97,082
Triumph Group, Inc., 5.25%, 6/1/2022	150,000	136,500

		618,622

Materials — 0.86%
United States Steel Corp., 7.00%, 2/1/2018	100,000	103,250

See accompanying notes which are an integral part of this schedule of investments.

Real Estate — 0.84%
Senior Housing Properties Trust, 4.75%, 5/1/2024	100,000	100,865

Utilities — 0.82%
Ferrellgas Partners LP, 8.63%, 6/15/2020	100,000	98,250

Total Corporate Bonds (Cost $1,640,230)		1,703,344

Collateralized Mortgage Obligations — 6.40%
Banc of America Mortgage Securities, Inc., Series 2004-K, Class B3, 3.81%, 12/25/2034 (d)	115,415	112,573
Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/2033	66,404	68,779
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1, 3.00%, 2/20/2035 (d)	100,351	100,806
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A3, 1.09%, 6/25/2035 (d)	33,606	32,121
HarborView Mortgage Loan Trust, Series 2004-07, Class 2A1, 2.88%, 11/19/2034 (d)	170,994	158,624
Impac CMB Trust, Series 2005-08, Class 2B, 2.84%, 2/25/2036 (d)	209,306	199,645
JP Morgan Mortgage Trust, Series 2004-A3, Class SF1, 2.62%, 6/25/2034 (d)	93,999	93,433

Total Collateralized Mortgage Obligations (Cost $738,271)		765,981

Asset-Backed Securities — 2.44%
Residential Asset Mortgage Products, Inc., Series 2001-RS2, 2.02%, 6/25/2031 (d)	311,364	292,291

Total Asset-Backed Securities (Cost $282,886)		292,291

U.S. Treasury Obligations — 5.29%
United States Treasury Inflation Indexed Bonds, 0.38%, 7/15/2025 (e)	200,000	203,269
United States Treasury Note, 1.13%, 2/28/2021	200,000	194,848
United States Treasury Note, 1.63%, 2/15/2026	250,000	234,619

Total U.S. Treasury Obligations (Cost $648,036)		632,736

Closed-End Funds — 12.60%

	Shares
Aberdeen Australia Equity Fund, Inc.	7,500	42,675
Avenue Income Credit Strategies Fund	7,500	96,075
Brookfield Total Return Fund, Inc.	3,089	65,734
Calamos Convertible Opportunities and Income Fund	11,000	108,790
Eaton Vance Limited Duration Income Fund	6,500	86,645
Guggenheim Strategic Opportunities Fund	3,500	67,270
KKR Income Opportunities Fund	7,300	114,464
Nuveen Senior Income Fund	20,000	130,600
Nuveen Short Duration Credit Opportunities Fund	4,000	67,080
PIMCO Dynamic Credit and Mortgage Income Fund	3,700	74,074
Pioneer Diversified High Income Trust	7,000	110,670
Pioneer Floating Rate Trust	10,000	117,800
Stone Ridge Reinsurance Risk Premium Interval Fund (f)	19,589	210,970
Western Asset Emerging Markets Debt Fund, Inc.	7,000	101,920
Western Asset Global High Income Fund, Inc.	11,834	112,778

Total Closed-End Funds (Cost $1,418,346)		1,507,545

See accompanying notes which are an integral part of this schedule of investments.

Foreign Registered Closed-End Funds — 1.82%
Third Point Offshore Investors Ltd. (f) *	6,600	95,667
UK Commercial Property Trust	60,000	61,508
VinaCapital Vietnam Opportunity Fund Ltd. (f) *	19,265	60,489

Total Foreign Registered Closed-End Funds (Cost $210,047)		217,664

Exchange-Traded Funds — 2.40%
iShares Mortgage Real Estate Capped ETF	2,000	85,260
Schwab U.S. TIPs ETF	2,000	110,780
SPDR Bloomberg Barclays Convertible Securities ETF	2,000	91,600

Total Exchange-Traded Funds (Cost $280,631)		287,640

Private Investment Fund — 4.35%
Trumbull Property Income Fund LP (f) (g)		520,436

Total Private Investment Fund (Cost $500,000)		520,436

Money Market Securities — 5.62%
Fidelity Investments Money Market Government Portfolio, Class I, 0.28%(h)	672,246	672,246

Total Money Market Securities (Cost $672,246)		672,246

Total Investments – 99.25% (Cost $11,375,620)		11,878,057

Other Assets in Excess of Liabilities – 0.75%		90,031

NET ASSETS – 100.00%		$11,968,088

(a)	Master Limited Partnership
(b)	Business Development Company
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is determined to be liquid by the Adviser.
(d)	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2016.
(e)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.
(f)	Illiquid security.
(g)	Security is currently being valued according to the fair value procedures approved by the Board of Trustees.
(h)	Rate disclosed is the seven day effective yield as of November 30, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

As of November 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$619,591
Gross Unrealized Depreciation	(207,795)

Net Unrealized Appreciation (Depreciation)	$411,796

As of November 30, 2016, the aggregate cost of securities for federal income tax purposes was $11,466,261 for the Preserver Alternative Opportunities Fund.

Preserver Alternative Opportunities Fund

Notes to the Schedule of Investments

November 30, 2016 (Unaudited)

The Preserver Alternative Opportunities Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified among the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (the “Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by Preserver Partners, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills having a maturity of less than 60 days may be valued at amortized cost. Any discount or premium is accreted or amortized on a straight-line basis until maturity. These securities will generally be categorized as Level 2 securities.

Private investment funds exempt from registration as an investment company under the Investment Company Act of 1940 (each a “Private Fund”) will be fair valued using the NAV as practical expedient, as provided by the Private Fund’s investment adviser or administrator. The Private Funds value their underlying investments in accordance with policies established by such Private Funds. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by a Private Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value.

In April 2015, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2015-07 (“ASU 2015-07”), Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). ASU 2015-07 removed the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. As permitted, Private Funds with a fair value of $520,436 are excluded from the fair value hierarchy as of November 30, 2016.

In accordance with Capitol Series Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Valuation Inputs
Asset Category	Level 1	Level 2	Level 3	Total
Common Stocks	$4,813,021	$—	$—	$4,813,021
Preferred Stocks	465,153	—	—	465,153
Corporate Bonds	—	1,703,344	—	1,703,344
Collateralized Mortgage Obligations	—	765,981	—	765,981
Asset-Backed Securities	—	292,291	—	292,291
U.S. Treasury Obligations	—	632,736	—	632,736
Closed-End Funds	1,507,545	—	—	1,507,545
Foreign Registered Closed-End Funds	217,664	—	—	217,664
Exchange-Traded Funds	287,640	—	—	287,640
Money Market Securities	672,246	—	—	672,246

Total	$7,963,269	$3,394,352	$—	$11,357,621

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of November 30, 2016 based on input levels assigned at August 31, 2016.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments.

Restricted and Illiquid Securities – Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (“1933 Act”), loan participations and interests in investment companies that are not registered under the Investment Company Act of 1940 (each a “Private Fund”). Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a limited trading market and other factors. The Fund intends to treat interests in loan participations and Private Funds as illiquid securities. Generally, the Trust also considers securities eligible for resale under Rule 144A of the 1933 Act to be illiquid securities for purposes of the Fund’s investment limitation applicable to illiquid securities. The Trust believes that Section 4(2) commercial paper and Rule 144A securities may be considered “liquid” if certain criteria are satisfied consistent with procedures adopted by the Board. The Fund will not invest greater than 15% of its net assets in illiquid or restricted securities.

As of November 30, 2016, the Fund held restricted and illiquid securities representing 7.42% of net assets as listed below:

Issuer Description	Acquisition Date		Shares	Cost	Value
Stone Ridge Reinsurance Risk Premium Interval Fund (a)	5/19/16		19,589	$200,000	$210,970
Third Point Offshore Investors Ltd.	3/29/16	(b)	6,600	92,684	95,667
Trumbull Property Income Fund (c)	4/1/16		—	500,000	520,436
VinaCapital Vietnam Opportunity Fund Ltd.	4/27/16	(b)	19,265	54,733	60,489

(a)	Subject to quarterly offers to repurchase a portion of the outstanding shares at NAV, subject to approval of the securities’ Board of Trustees, and in all cases such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 5%, of its outstanding shares at NAV.
(b)	Security was purchased on multiple dates with the initial purchase date shown.
(c)	Security is currently being valued according to the fair value procedures approved by the Board.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 1/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date 1/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 1/24/2017